Schedule of consolidated financial statement (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Apr. 19, 2022	Apr. 15, 2022	Mar. 01, 2022	Aug. 03, 2021	Aug. 01, 2021	Jul. 24, 2021
EUDA Health Limited [Member]
Name of company		EUDA Health Limited (“EHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Kent Ridge Healthcare SingaporePte Ltd [Member]
Name of company	[1]	Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)
Ownership percentage		100.00%
Date of incorporation		Nov. 09, 2017
EUDA Private Limited [Member]
Name of company	[1]	EUDA Private Limited (“EUDA PL”)
Ownership percentage		100.00%						100.00%
Date of incorporation		Apr. 13, 2018
Zukitek Vietnam Private Limited Liability Company [Member]
Name of company	[1]	Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)
Ownership percentage		100.00%
Date of incorporation		May 02, 2019
Singapore Emergency Medical Assistance Private Limited [Member]
Name of company	[1]	Singapore Emergency Medical Assistance Private Limited (“SEMA”)
Ownership percentage		100.00%			100.00%	100.00%
Date of incorporation		Mar. 18, 2019
The Good Clinic Private Limited [Member]
Name of company	[1],[2]	The Good Clinic Private Limited (“TGC”)
Ownership percentage		100.00%
Date of incorporation		Apr. 08, 2020
EUDA Doctor Private Limited [Member]
Name of company	[1],[3]	EUDA Doctor Private Limited (“ED PL”)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
Kent Ridge Hill Private Limited [Member]
Name of company	[1],[3]	Kent Ridge Hill Private Limited (“KR Hill PL”) (1) (4)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
Kent Ridge Health Limited [Member]
Name of company		Kent Ridge Health Limited (“KRHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Zukitech Private Limited [Member]
Name of company	[1],[3]	Zukitech Private Limited (“ZKT PL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 13, 2019
Super Gateway Group Limited [Member]
Name of company		Super Gateway Group Limited (“SGGL”)
Ownership percentage		100.00%					100.00%
Date of incorporation		Apr. 18, 2008
Universal Gateway International Pte Ltd [Member]
Name of company		Universal Gateway International Pte. Ltd. (“UGI”)
Ownership percentage		98.30%
Date of incorporation		Sep. 30, 2000
Registered capital		¥ 5,000,000
Melana International Pte Ltd [Member]
Name of company		Melana International Pte. Ltd. (“Melana”)
Ownership percentage		100.00%
Date of incorporation		Sep. 09, 2000
Tri Global Security Pte Ltd [Member]
Name of company		Tri-Global Security Pte. Ltd. (“Tri-Global”)
Ownership percentage		100.00%
Date of incorporation		Aug. 10, 2000
UG Digitech Private Limited [Member]
Name of company		UG Digitech Private Limited (“UGD”)
Ownership percentage		100.00%
Date of incorporation		Aug. 16, 2001
Nosweat Fitness Company Private Limited [Member]
Name of company	[3]	Nosweat Fitness Company Private Limited (“NFC”)
Ownership percentage		100.00%
Date of incorporation		Jul. 06, 2021
True Cover Private Limited [Member]
Name of company	[3]	True Cover Private Limited (“TCPL”)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
KR Digital Pte Ltd [Member]
Name of company	[1],[3]	KR Digital Pte. Ltd. (“KR Digital”)
Ownership percentage		100.00%	100.00%	100.00%
Date of incorporation		Dec. 29, 2021
Zukihealth Sdn Bhd [Member]
Name of company	[1],[4]	Zukihealth Sdn. Bhd. (“Zukihealth”)
Ownership percentage		100.00%
Date of incorporation		Feb. 15, 2018

[1]	These entities were presented as a discontinued operation in accompanying consolidated financial statements.
[2]	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0.
[3]	On December 4, 2023, these entities were struck off and dissolved.
[4]	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, was expected to carry out the distribution of health care products business.